Document And Entity Information	Oct. 13, 2020
Document Information [Line Items]
Entity, Registrant Name	FutureFuel Corp.
Document, Type	8-K
Document, Period End Date	Oct. 13, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-52577
Entity, Tax Identification Number	20-3340900
Entity, Address, Address Line One	8235 Forsyth Blvd.
Entity, Address, Address Line Two	Suite 400
Entity, Address, City or Town	St. Louis
Entity, Address, State or Province	MO
Entity, Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	854-8352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FF
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001337298